Consolidated Statements of Convertible Preferred Stock and Stockholders' (Deficit) Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2009 Series D Preferred Stock	Sep. 30, 2012 Series E Preferred Stock
Issuance of convertible preferred stock, issuance cost	$ 9	$ 1,404